LONG TERM DEBT - Summary of Term Loan Facilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 205	$ 223
Noncurrent total	2,310	2,288
Total	2,515	2,511
2018 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 0	19
2018 Tool Equipment Purchase and Lease Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00016%
2018 Tool Equipment Purchase and Lease Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00018%
2019 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 85	85
Noncurrent total	$ 0	21
2019 Tool Equipment Purchase and Lease Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00018%
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 36	36
Noncurrent total	$ 108	108
2019 USD Dresden Equipment Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00018%
2019 USD Dresden Equipment Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00023%
2020 USD Equipment Financing
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 59	59
Noncurrent total	$ 78	93
2020 USD Equipment Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00019%
2020 USD Equipment Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00019%
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Noncurrent total	$ 649	649
USD Term Loan A | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00029%
EUR Term Loan A
Disclosure of detailed information about borrowings [line items]
Noncurrent total	$ 90	89
EUR Term Loan A | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00026%
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 14	13
Noncurrent total	$ 394	387
2019 EUR Dresden Equipment Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00018%
2019 EUR Dresden Equipment Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00018%
SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Noncurrent total	$ 970	923
SGD EDB Loan | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Various Debt One
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 11	11
Various Loans Two
Disclosure of detailed information about borrowings [line items]
Noncurrent total	$ 21	$ 18